Financial Risk and Insurance Management - Summary of Financial Assets and Financial Liabilities Measured at Fair Value (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
Derivative financial assets	S/ 54,036		S/ 67,472	S/ 82,213
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	335,441		235,745	241,133	S/ 208,694
Trade accounts receivable	1,043,278		962,457	861,336
Other assets	285,421		277,716	244,301
Financial liabilities measured at fair value [Abstract]
Contingent consideration	0		0	64,008	69,470
Derivative financial liabilities	62,550		42,370	0
Liability For Purchase Of Non Controlling Interest	71,722		0	0	0
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,216,171		2,965,541	3,376,282
Lease liabilities	123,519		147,888	158,045	S/ 162,922
Trade accounts payable	1,053,395		931,265	749,349
Capital Risk [Member]
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	335,441		235,745	241,133
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,532,510		3,619,774	3,761,582
Lease liabilities	123,519		147,888	158,045
Trade accounts payable	1,054,845		934,006	753,255
Other payables	212,438	[1]	148,155	273,962
Other financial liabilities	4,923,312		4,849,823	4,946,844
Capital Risk [Member] | Financial Assets At Amortized Cost [Member]
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Other financial assets			1,240,265
Capital Risk [Member] | Other Financial Liabilities [Member]
Financial liabilities measured at fair value [Abstract]
Derivative financial liabilities	71,722
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,532,510		3,619,774	3,761,582
Lease liabilities	123,519		147,888	158,045
Trade accounts payable	1,054,845		934,006	753,255
Other payables	212,438	[1]	148,155	273,962
Other financial liabilities	4,923,312		4,849,823	4,946,844
Capital Risk [Member] | Fair Value [Member]
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,706,441		3,768,101	3,930,474
Other financial liabilities	3,706,441		3,768,101	3,930,474
Capital Risk [Member] | Level 2 of fair value hierarchy [member] | Fair Value [Member]
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,706,441		3,768,101	3,930,474
Other financial liabilities	3,706,441		3,768,101	3,930,474
Capital Risk [Member] | Level 3 of fair value hierarchy [member] | Other Financial Liabilities [Member]
Financial liabilities measured at fair value [Abstract]
Derivative financial liabilities	71,722
Capital Risk [Member] | Financial liabilities at fair value, class [member]
Disclosure of financial assets [abstract]
Derivative financial instruments	62,550
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments			42,370
Contingent consideration				64,008
Put Liability				121,636
Derivative financial liabilities	134,272		42,370	185,644
Liability For Purchase Of Non Controlling Interest	71,722
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Fair Value Hedging Instruments [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	62,550
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments			42,370
Derivative financial liabilities	62,550
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Other Financial Liabilities [Member]
Financial liabilities measured at fair value [Abstract]
Contingent consideration				64,008
Put Liability				121,636
Derivative financial liabilities				185,644
Liability For Purchase Of Non Controlling Interest	71,722
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	62,550
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments			42,370
Contingent consideration				64,008
Put Liability				121,636
Derivative financial liabilities	134,272		42,370	185,644
Liability For Purchase Of Non Controlling Interest	71,722
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Level 2 of fair value hierarchy [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	62,550
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments			42,370
Derivative financial liabilities	62,550
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Level 3 of fair value hierarchy [member]
Financial liabilities measured at fair value [Abstract]
Liability For Purchase Of Non Controlling Interest	71,722
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Level 3 of fair value hierarchy [member] | Fair Value [Member]
Financial liabilities measured at fair value [Abstract]
Contingent consideration				64,008
Put Liability				121,636
Derivative financial liabilities				185,644
Capital Risk [Member] | Financial assets at fair value, class [member]
Disclosure of financial assets [abstract]
Other investments	30,939		100,510	93,421
Derivative financial instruments	54,036		67,472	82,213
Derivative financial assets	84,975		167,982	175,634
Capital Risk [Member] | Financial assets at fair value, class [member] | Fair Value Other Comprehensive Income Debt Instruments [Member]
Disclosure of financial assets [abstract]
Other investments	30,939		100,510	93,421
Derivative financial assets	30,939		100,510	93,421
Capital Risk [Member] | Financial assets at fair value, class [member] | Fair Value Hedging Instruments [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	54,036		67,472	82,213
Derivative financial assets	54,036		67,472	82,213
Capital Risk [Member] | Financial assets at fair value, class [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Other investments	30,939		100,510	93,421
Derivative financial instruments	54,036		67,472	82,213
Derivative financial assets	84,975		167,982	175,634
Capital Risk [Member] | Financial assets at fair value, class [member] | Level 1 of fair value hierarchy [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Other investments	30,939		100,510	93,421
Derivative financial assets	30,939		100,510	93,421
Capital Risk [Member] | Financial assets at fair value, class [member] | Level 2 of fair value hierarchy [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	54,036		67,472	82,213
Derivative financial assets	54,036		67,472	82,213
Capital Risk [Member] | Financial assets at fair value, class [member] | Financial liabilities at fair value, class [member] | Fair Value Hedging Instruments [Member]
Financial liabilities measured at fair value [Abstract]
Derivative financial liabilities			42,370
Capital Risk [Member] | Financial assets at fair value, class [member] | Financial liabilities at fair value, class [member] | Level 2 of fair value hierarchy [member] | Fair Value [Member]
Financial liabilities measured at fair value [Abstract]
Derivative financial liabilities			42,370
Capital Risk [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	335,441		235,745	241,133
Trade accounts receivable	1,043,278		962,457	861,336
Other assets	40,961	[2]	42,063	35,798
Other financial assets	1,419,680			1,138,267
Capital Risk [Member] | Financial assets at amortised cost, class [member] | Financial Assets At Amortized Cost [Member]
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	335,441		235,745	241,133
Trade accounts receivable	1,043,278		962,457	861,336
Other assets	40,961	[2]	42,063	35,798
Other financial assets	S/ 1,419,680		S/ 1,240,265	S/ 1,138,267

[1]	They do not include taxes payable, prepayments and labor liabilities.
[2]	They do not include taxes receivable and prepayments.